Equity-accounted investee	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [Abstract]
Equity-accounted investee
11.

Equity-accounted investee
JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40 % interest and Kazatomprom holds a 60 % interest in JV Inkai. Cameco does not have joint control over the joint venture and as a result, Cameco accounts for JV Inkai on an equity basis.
JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-
party customers.
The following tables summarize the financial information of JV Inkai (100%):
2021 2020
Cash and cash equivalents $ 12,893 $ 47,539
Other current assets 301,589 115,647
Non-current assets 328,469 343,767
Current liabilities (32,774) (26,397)
Non-current liabilities (38,635) (39,991)
Net assets $ 571,542 $ 440,565
2021 2020
Revenue from products and services $ 387,319 $ 252,764
Cost of products and services sold (55,397) (57,358)
Depreciation and amortization (25,300) (24,081)
Finance income 349 367
Finance costs (796) (825)
Other expense (16,636) (12,305)
Income tax expense (60,357) (44,804)
Net earnings 229,182 113,758
Other comprehensive loss - (97)
Total comprehensive income $ 229,182 $ 113,661
The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:
2021 2020
Opening net assets $ 440,565 $ 442,074
Total

comprehensive income
229,182 113,661
Dividends declared (85,198) (64,456)
Impact of foreign exchange (13,007) (50,714)
Closing net assets 571,542 440,565
Cameco's share of net assets 228,617 176,226
Consolidating adjustments
(a)
(60,348) (38,975)
Fair value increment
(b)
85,976 89,184
Dividends in excess of ownership percentage
(c)
(22,085) (9,669)
Impact of foreign exchange 1,080 2,922
Carrying amount in the statement of financial position $ 233,240 $ 219,688
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.